Initial Public Offering	3 Months Ended
Mar. 31, 2014
Initial Public Offering [Abstract]
Initial Public Offering
Initial Public Offering

On March 27, 2014, our registration statement on Form S-11 related to our IPO of our common stock was declared effective by the SEC and on March 28, 2014, our common stock began trading on the New York Stock Exchange under the symbol “CBSO.” On April 2, 2014, we completed an IPO of 23,000,000 shares of our common stock, including 3,000,000 shares of our common stock sold pursuant to the underwriters’ option to purchase additional shares, at a price of $28.00 per share for total net proceeds, after underwriting discounts and commissions, of $615.0 million. Of the total net proceeds, $515.0 million was transferred to a wholly owned subsidiary of CBS as partial consideration for the contribution of the entities comprising CBS’ Outdoor Americas operating segment to us. The remaining $100.0 million was retained by us and will be used to pay the cash portion of the distribution to our stockholders of historical earnings and profits, which will be required when we elect to be taxed as a REIT after the completion of the split-off. Following the final payment of this required earnings and profits distribution, we will pay to CBS, or CBS will pay to us, as applicable, the difference between the actual cash portion of the distribution and the $100.0 million retained by us.

As the IPO was completed in April 2014, this transaction is not reflected in the consolidated financial statements as of March 31, 2014.